UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler     Los Angeles, CA               8/13/2010
   --------------------------   --------------------     ----------------------
          [Signature]               [City, State]                [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             45
                                               -------------

Form 13F Information Table Value Total:          $2,565,471
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                        FORM 13F INFORMATION TABLE

                                                     VALUE      SHARES/   SH/  PUT/  INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    x($1000)    PRN AMT    PRN  CALL  DISCRETN  MANAGERS      SOLE     SHARED    NONE
---------------------------  ---------  ---------  --------    --------   ---  ----  --------  --------- --------------------------

A123 SYS INC                    COM     03739T108    10,740    1,138,900   SH          Sole       0       1,138,900      0      0
ADOBE SYS INC                   COM     00724F101    16,286      616,200   SH          Sole       0         616,200      0      0
AES CORP                        COM     00130H105    74,365    8,048,200   SH          Sole       0       8,048,200      0      0
AMERIPRISE FINL INC             COM     03076C106    41,951    1,161,100   SH          Sole       0       1,161,100      0      0
ANADARKO PETE CORP              COM     032511107    21,575      597,800   SH          Sole       0         597,800      0      0
APPLE INC                       COM     037833100    63,436      252,200   SH          Sole       0         252,200      0      0
ARCHER DANIELS MIDLAND CO       COM     039483102    39,298    1,522,000   SH          Sole       0       1,522,000      0      0
ATLAS ENERGY INC                COM     049298102    41,626    1,537,717   SH          Sole       0       1,537,717      0      0
BAXTER INTL INC                 COM     071813109    85,263    2,098,000   SH          Sole       0       2,098,000      0      0
BOSTON SCIENTIFIC CORP          COM     101137107    64,225   11,073,300   SH          Sole       0      11,073,300      0      0
BOSTON SCIENTIFIC CORP          COM     101137107    26,405    4,552,600   SH  CALL    Sole       0       4,552,600      0      0
BROADCOM CORP                  CL A     111320107    21,270      645,141   SH          Sole       0         645,141      0      0
CENTURYLINK INC                 COM     156700106    20,935      628,500   SH          Sole       0         628,500      0      0
CF INDS HLDGS INC               COM     125269100   121,462    1,914,300   SH          Sole       0       1,914,300      0      0
CITIGROUP INC                   COM     172967101    21,430    5,699,400   SH          Sole       0       5,699,400      0      0
COMCAST CORP NEW               CL A     20030N101    81,781    4,708,200   SH          Sole       0       4,708,200      0      0
COMCAST CORP NEW           CL A SPL     20030N200    81,557    4,963,900   SH          Sole       0       4,963,900      0      0
CVS CAREMARK CORPORATION        COM     126650100    74,967    2,556,848   SH          Sole       0       2,556,848      0      0
E TRADE FINANCIAL CORP      COM NEW     269246401    72,254    6,112,872   SH          Sole       0       6,112,872      0      0
EXPEDIA INC DEL                 COM     30212P105    40,154    2,138,100   SH          Sole       0       2,138,100      0      0
FIDELITY NATL INFORMATION SV    COM     31620M106    68,946    2,570,700   SH          Sole       0       2,570,700      0      0
GLOBAL PMTS INC                 COM     37940X102    18,431      504,400   SH          Sole       0         504,400      0      0
GOODYEAR TIRE & RUBR CO         COM     382550101    40,256    4,049,916   SH          Sole       0       4,049,916      0      0
GUESS INC                       COM     401617105    21,299      681,800   SH          Sole       0         681,800      0      0
JPMORGAN CHASE & CO             COM     46625H100    42,603    1,163,700   SH          Sole       0       1,163,700      0      0
LOCKHEED MARTIN CORP            COM     539830109    41,891      562,300   SH          Sole       0         562,300      0      0
MARTIN MARIETTA MATLS INC       COM     573284106    20,216      238,368   SH          Sole       0         238,368      0      0
MASTERCARD INC                 CL A     57636Q104    40,445      202,700   SH          Sole       0         202,700      0      0
MCKESSON CORP                   COM     58155Q103   115,226    1,715,700   SH          Sole       0       1,715,700      0      0
MEAD JOHNSON NUTRITION CO       COM     582839106    22,734      453,600   SH          Sole       0         453,600      0      0
MICROSOFT CORP                  COM     594918104    40,383    1,755,041   SH          Sole       0       1,755,041      0      0
MOSAIC CO                       COM     61945A107    26,608      682,600   SH          Sole       0         682,600      0      0
MOTOROLA INC                    COM     620076109    41,330    6,339,000   SH          Sole       0       6,339,000      0      0
NAVISTAR INTL CORP NEW          COM     63934E108    62,788    1,276,173   SH          Sole       0       1,276,173      0      0
ORACLE CORP                     COM     68389X105   122,666    5,716,048   SH          Sole       0       5,716,048      0      0
PFIZER INC                      COM     717081103    74,562    5,228,750   SH          Sole       0       5,228,750      0      0
PRICELINE COM INC           COM NEW     741503403    21,061      119,300   SH          Sole       0         119,300      0      0
RADIOSHACK CORP                 COM     750438103   170,435    8,735,759   SH          Sole       0       8,735,759      0      0
RESEARCH IN MOTION LTD          COM     760975102    20,009      406,200   SH          Sole       0         406,200      0      0
SCHWAB CHARLES CORP NEW         COM     808513105    31,821    2,244,100   SH          Sole       0       2,244,100      0      0
SPDR GOLD TRUST            GOLD SHS     78463V107   236,059    1,940,000   SH  CALL    Sole       0       1,940,000      0      0
SPRINT NEXTEL CORP        COM SER 1     852061100    17,425    4,109,595   SH          Sole       0       4,109,595      0      0
TIME WARNER CABLE INC           COM     88732J207    22,374      429,600   SH          Sole       0         429,600      0      0
WILLIAMS COS INC DEL            COM     969457100    58,021    3,174,032   SH          Sole       0       3,174,032      0      0
YAHOO INC                       COM     984332106   166,902   12,068,098   SH          Sole       0      12,068,098      0      0

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